Condensed Consolidated Balance Sheet [Parenthetical] (USD $)	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Unamortized discount on convertible notes payable, current (in dollars)	$ 117,636	$ 123,207	$ 44,902
Unamortized discount on convertible notes payable, noncurrent (in dollars)	$ 0	$ 11,461	$ 55,138
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Redeemable convertible preferred stock, shares authorized	2,600,000	2,600,000	2,600,000
Redeemable convertible preferred stock, shares issued	2,600,000	2,600,000	2,600,000
Redeemable convertible preferred stock, shares outstanding	2,600,000	2,600,000	2,600,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,500,000,000	2,500,000,000	500,000,000
Common stock, shares issued	542,419,525	487,342,466	177,941,922
Common stock, shares outstanding	542,419,525	487,342,466	177,941,922